Schedule III - Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs, net	$ 0	$ 91,193	$ 45,383
Loss and loss adjustment expense reserves	0	134,331	67,271
Unearned premium	0	265,187	93,893
Net premiums earned	0	220,667	96,481
Net investment income	0	253,203	136,422
Loss and loss adjustment expenses incurred, net	0	139,812	80,306
Amortization of deferred acquisition costs, net	0	67,944	24,604
Other operating expenses	1,130	33,036	27,376
Net premiums written	0	391,962	190,374
Property and Casualty Reinsurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs, net	0	91,141	45,383
Loss and loss adjustment expense reserves	0	134,221	67,271
Unearned premium	0	264,898	93,893
Net premiums earned	0	212,607	96,481
Net investment income	0	0	0
Loss and loss adjustment expenses incurred, net	0	139,616	80,306
Amortization of deferred acquisition costs, net	0	66,981	24,604
Other operating expenses	0	21,838	20,290
Net premiums written	0	383,613	190,374
Catastrophe Risk Management
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs, net	0	52	0
Loss and loss adjustment expense reserves	0	110	0
Unearned premium	0	289	0
Net premiums earned	0	8,060	0
Net investment income	0	4,421	0
Loss and loss adjustment expenses incurred, net	0	196	0
Amortization of deferred acquisition costs, net	0	963	0
Other operating expenses	0	3,852	1,534
Net premiums written	0	8,349	0
Corporate
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs, net	0	0	0
Loss and loss adjustment expense reserves	0	0	0
Unearned premium	0	0	0
Net premiums earned	0	0	0
Net investment income	0	248,782	136,422
Loss and loss adjustment expenses incurred, net	0	0	0
Amortization of deferred acquisition costs, net	0	0	0
Other operating expenses	1,130	7,346	5,552
Net premiums written	$ 0	$ 0	$ 0